Commitments, Contingencies and Off-Balance Sheet Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Apr. 30, 2020
Rent expense	$ 44.3	$ 29.5	$ 19.7
2021	27.4
2022	17.0
2023	10.2
2024	8.6
2025	6.6
Thereafter	2.4
Total	72.2			$ 75.0
Third Party Credit Card Theft
Credit card theft, loss	2.6	$ 2.6
Real Estate
Total	$ 24.7			$ 25.0